UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2000

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, November 29, 2000

Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total:  $150939
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      658    28450 SH       SOLE                    23700              4750
AT&T Corp                      COM              001957109     2406    81907 SH       SOLE                    69463             12444
Agilent Technologies           COM              00846U101      723    14780 SH       SOLE                    12475              2305
Alltel Corp                    COM              020039103      289     5546 SH       SOLE                     5146               400
America Online                 COM              02364J104     2819    52450 SH       SOLE                    44920              7530
American Express               COM              025816109     5082    83655 SH       SOLE                    73375             10280
Associates First Cap           COM              046008108     1172    30832 SH       SOLE                    26404              4428
Baldor Electric                COM              057741100      293    14441 SH       SOLE                    13035              1406
Bank of America Corp           COM              060505104     1342    25625 SH       SOLE                    22625              3000
Boeing Company                 COM              097023105     4014    63707 SH       SOLE                    56795              6912
Bristol Myers Squibb           COM              110122108     2585    45247 SH       SOLE                    39922              5325
Broadcom Corporation           COM              111320107     1935     7940 SH       SOLE                     7120               820
Caterpillar, Inc               COM              149123101     2111    62549 SH       SOLE                    54779              7770
Chase Manhattan                COM              16161A108     3096    67033 SH       SOLE                    59464              7569
Cisco Systems                  COM              17275R102      204     3700 SH       SOLE                     1600              2100
Coca-Cola                      COM              191216100     1773    32163 SH       SOLE                    27818              4345
Deere & Co                     COM              244199105     1006    30250 SH       SOLE                    26150              4100
Diebold, Inc                   COM              253651103     1251    47095 SH       SOLE                    40845              6250
Disney, (Walt) Co              COM              254687106     3475    90861 SH       SOLE                    79961             10900
DuPont deNemours               COM              263534109     1764    42581 SH       SOLE                    37491              5090
Equant ADR                     COM              294409107      366     9975 SH       SOLE                     8275              1700
Exxon Mobil Corp               COM              30231G102     4038    45305 SH       SOLE                    39652              5653
FedEx Corp                     COM              31428X106     3455    77925 SH       SOLE                    67815             10110
Ford Motor Co                  COM              345370860     2300    90864 SH       SOLE                    80282             10582
General Electric               COM              369604103     9012   156214 SH       SOLE                   137090             19124
General Motors                 COM              370442105     1650    25383 SH       SOLE                    22133              3250
Halliburton Co                 COM              406216101     1179    24100 SH       SOLE                    21600              2500
Hewlett-Packard                COM              428236103     2929    30199 SH       SOLE                    25879              4320
Hillenbrand Inds               COM              431573104      446     9975 SH       SOLE                     8975              1000
Int'l Business Mach            COM              459200101     5267    46814 SH       SOLE                    41784              5030
Intel Corp                     COM              458140100     5365   129083 SH       SOLE                   114367             14716
International Paper            COM              460146103     1230    42887 SH       SOLE                    37837              5050
JDS Uniphase Corp              COM              46612j101     1763    18620 SH       SOLE                    16565              2055
Johnson & Johnson              COM              478160104     3515    37415 SH       SOLE                    33480              3935
Lucent Technologies            COM              549463107     2973    97262 SH       SOLE                    83637             13625
Matsushita Elec ADR            COM              576879209     2064     7860 SH       SOLE                     6935               925
McDonalds Corp                 COM              580135101     1848    61228 SH       SOLE                    55238              5990
Medtronic Inc                  COM              585055106      518    10000 SH       SOLE                    10000
Merck                          COM              589331107     4821    64768 SH       SOLE                    57488              7280
Microsoft Corp                 COM              594918104     1878    31146 SH       SOLE                    26991              4155
Motorola, Inc                  COM              620076109     2504    88639 SH       SOLE                    77069             11570
Nokia ADS                      COM              654902204     3774    94805 SH       SOLE                    84135             10670
Nortel Networks                COM              656568102     1762    29575 SH       SOLE                    26655              2920
Novartis AG ADR                COM              66987V109     1375    35550 SH       SOLE                    30120              5430
Oracle Systems                 COM              68389X105      289     3674 SH       SOLE                     3674
PMC-Sierra Inc                 COM              69344F106     1342     6235 SH       SOLE                     5455               780
Procter & Gamble               COM              742718109     3210    47915 SH       SOLE                    42840              5075
RF Micro Devices               COM              749941100     1434    44805 SH       SOLE                    39185              5620
Royal Dutch Pet ADR            COM              780257804     3046    50815 SH       SOLE                    44510              6305
Royal Phil Elec ADR            COM              500472303     5403   127137 SH       SOLE                   114599             12538
SAP AG ADR                     COM              803054204     1536    24975 SH       SOLE                    21175              3800
SBC Communications             COM              78387G103     1137    22740 SH       SOLE                    19027              3713
Sony Corp ADR                  COM              835699307     5167    51191 SH       SOLE                    44921              6270
Texaco Inc                     COM              881694103      437     8327 SH       SOLE                     7802               525
Tyco International             COM              902124106     6007   115796 SH       SOLE                   102971             12825
Tyson Foods Cl A               COM              902494103     3287   328719 SH       SOLE                   313777             14942
United Technologies            COM              913017109     4481    64704 SH       SOLE                    57729              6975
Vivendi ADR                    COM              92851S105      244    16500 SH       SOLE                    13050              3450
Wal-Mart Stores                COM              931142103     7805   162179 SH       SOLE                   143011             19167
WorldCom, Inc                  COM              98157D106     2079    68459 SH       SOLE                    60239              8220